Investments in associates and joint ventures - Schedule of Non-Material Individual Investments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Equity in earnings	R$ 215,076	R$ 221,284	R$ 199,050	R$ 177,107
Other comprehensive income	(71)	5,603	3,080
Total Income	45,778	47,731	36,957
Non-Material Individual Investments
Disclosure of transactions between related parties [line items]
Investment	10,840	10,074
Equity in earnings	1,417	1,047	920
Other comprehensive income	(14)	6
Total Income	1,403	1,053
Associates | Non-Material Individual Investments
Disclosure of transactions between related parties [line items]
Investment	9,331	8,548
Equity in earnings	1,497	1,169	993
Other comprehensive income	(10)	(3)
Total Income	1,487	1,166
Joint ventures | Non-Material Individual Investments
Disclosure of transactions between related parties [line items]
Investment	1,509	1,526
Equity in earnings	(80)	(122)	R$ (73)
Other comprehensive income	(4)	9
Total Income	R$ (84)	R$ (113)